Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	84 Months Ended		116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024 [1]	Dec. 31, 2024
Empower Bond Index Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Bond Index Fund (Institutional Class/MXCOX)
Average Annual Return, Percent	1.22%	(0.55%)			1.08%
Empower Bond Index Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Bond Index Fund (Investor Class/MXBIX)
Average Annual Return, Percent	0.82%	(0.89%)				0.81%
Empower Core Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Bond Fund (Institutional Class/MXIUX)
Average Annual Return, Percent	1.80%	(0.08%)			1.54%
Empower Core Bond Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Bond Fund (Investor Class/MXFDX)
Average Annual Return, Percent	1.53%	(0.44%)				1.27%
Empower Global Bond Fund Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Global Bond Fund (Institutional Class/MXZMX)
Average Annual Return, Percent	(0.49%)	(2.25%)			(0.72%)
Empower Global Bond Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Global Bond Fund (Investor Class/MXGBX)
Average Annual Return, Percent	(0.87%)	(2.60%)				(0.89%)
Empower High Yield Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower High Yield Bond Fund (Institutional Class/MXFRX)
Average Annual Return, Percent	8.03%	4.28%			4.71%
Empower High Yield Bond Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower High Yield Bond Fund (Investor Class/MXHYX)
Average Annual Return, Percent	7.64%	3.92%				4.57%
Empower Inflation-Protected Securities Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)
Average Annual Return, Percent	3.10%	2.38%	2.50%	[2]
Empower Inflation-Protected Securities Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)
Average Annual Return, Percent	2.80%	2.02%	2.16%	[3]
Empower Multi-Sector Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)
Average Annual Return, Percent	5.55%	2.38%			3.21%
Empower Multi-Sector Bond Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Multi-Sector Bond Fund (Investor Class/MXLMX)
Average Annual Return, Percent	5.14%	2.03%				2.85%
Empower Short Duration Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Short Duration Bond Fund (Institutional Class/MXXJX)
Average Annual Return, Percent	4.65%	2.33%			2.35%
Empower Short Duration Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Short Duration Bond Fund (Investor Class/MXSDX)
Average Annual Return, Percent	4.24%	1.98%				2.01%
Empower U.S. Government Securities Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower U.S. Government Securities Fund (Institutional Class/MXDQX)
Average Annual Return, Percent	1.07%	(0.49%)			0.88%
Empower U.S. Government Securities Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower U.S. Government Securities Fund (Investor Class/MXGMX)
Average Annual Return, Percent	0.76%	(0.84%)				0.64%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	(1.69%)	(1.96%)			0.25%	0.15%
Bloomberg Multiverse Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Multiverse Index
Average Annual Return, Percent	(1.34%)	(1.77%)			0.44%	0.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	0.99%	[2],[3]	1.26%	1.35%
ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20% [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20%
Average Annual Return, Percent	8.83%	5.22%			5.72%	5.92%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index
Average Annual Return, Percent	3.09%	2.69%	2.86%	[2],[3]
Bloomberg 1-3 Year Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Credit Bond Index
Average Annual Return, Percent	5.11%	2.04%			2.13%	2.14%
Bloomberg U.S. Government/Mortgage Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Mortgage Index
Average Annual Return, Percent	0.83%	(0.67%)			0.80%	0.88%

[1]	Institutional Class inception date was May 1, 2015.
[2]	Institutional Class inception date was January 4, 2018.
[3]	Investor Class inception date was January 4, 2018.